Members' Equity And Corporate Reorganization - Schedule of Capital Units (Details) (Parenthetical) - USD ($)	3 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2020
Capital Unit [Line Items]
Share issuance costs	$ 7.5
Capital Units [Member]
Capital Unit [Line Items]
Share issuance costs		$ 50,068